Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and equipment, gross	[1]	$ 40,530	$ 40,714
Less: accumulated depreciation		(19,011)	(14,902)
Total		$ 21,519	$ 25,812

[1]	Partial office equipment has been fully depreciated and disposed during 2025.